Revenue (Remaining Performance Obligations) (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
6. Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	2042
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 450	$ 437
SeaCoast Gas Transmission, LLC
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	144
SeaCoast Gas Transmission, LLC | PGS
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 144